Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of credit risk exposure [line items]
Ending balance	$ 1,887
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,887	$ 1,848
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,628	1,624
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	259	224
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	102	99
Net remeasurement of loss allowance	6	9
Loan originations	2	5
Derecognitions and maturities	(1)	(3)
Total PCL	7	11
Write-offs	(4)	(7)
Recoveries of previous write-offs	3	2
Foreign exchange and other	(3)	(5)
Ending balance	105	100
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	560	570
Net remeasurement of loss allowance	29	20
Loan originations	13	9
Derecognitions and maturities	(14)	(16)
Total PCL	28	13
Write-offs	(84)	(66)
Recoveries of previous write-offs	54	17
Foreign exchange and other	(7)	(9)
Ending balance	551	525
Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	293	337
Net remeasurement of loss allowance	52	61
Loan originations	5	5
Derecognitions and maturities	(8)	(11)
Total PCL	49	55
Write-offs	(76)	(82)
Recoveries of previous write-offs	23	23
Foreign exchange and other	1	(2)
Ending balance	290	331
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	915	912
Net remeasurement of loss allowance	39	66
Loan originations	60	33
Derecognitions and maturities	(43)	(37)
Total PCL	56	62
Write-offs	(31)	(50)
Recoveries of previous write-offs	9	8
Foreign exchange and other	(8)	(40)
Ending balance	941	892
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	521	463
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	392	370
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	129	93
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	20	16
Transfer to Stage 1	7	9
Transfer to Stage 2		(1)
Net remeasurement of loss allowance	(8)	(1)
Loan originations	2	5
Derecognitions and maturities		(1)
Total PCL	1	11
Foreign exchange and other		(1)
Ending balance	21	26
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	90	76
Transfer to Stage 1	45	68
Transfer to Stage 2	(4)	(6)
Transfer to Stage 3	(2)	(1)
Net remeasurement of loss allowance	(47)	(62)
Loan originations	13	9
Derecognitions and maturities	(4)	(5)
Total PCL	1	3
Foreign exchange and other	(1)
Ending balance	90	79
Stage One [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	74	83
Transfer to Stage 1	26	60
Transfer to Stage 2	(5)	(13)
Net remeasurement of loss allowance	(24)	(56)
Loan originations	5	5
Derecognitions and maturities	(1)	(1)
Total PCL	1	(5)
Foreign exchange and other		(2)
Ending balance	75	76
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	298	268
Transfer to Stage 1	69	33
Transfer to Stage 2	(17)	(10)
Net remeasurement of loss allowance	(56)	(12)
Loan originations	60	33
Derecognitions and maturities	(23)	(19)
Total PCL	33	25
Foreign exchange and other	4	(11)
Ending balance	335	282
Stage Two [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	969	970
Stage Two [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	866	866
Stage Two [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	103	104
Stage Two [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	38	34
Transfer to Stage 1	(7)	(9)
Transfer to Stage 2	2	2
Transfer to Stage 3	(2)	(3)
Net remeasurement of loss allowance	9	6
Derecognitions and maturities	(1)	(2)
Total PCL	1	(6)
Foreign exchange and other		(1)
Ending balance	39	27
Stage Two [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	326	357
Transfer to Stage 1	(41)	(64)
Transfer to Stage 2	24	32
Transfer to Stage 3	(26)	(52)
Net remeasurement of loss allowance	53	59
Derecognitions and maturities	(10)	(11)
Total PCL		(36)
Foreign exchange and other		(4)
Ending balance	326	317
Stage Two [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	219	254
Transfer to Stage 1	(26)	(60)
Transfer to Stage 2	5	13
Transfer to Stage 3	(40)	(49)
Net remeasurement of loss allowance	63	107
Derecognitions and maturities	(7)	(10)
Total PCL	(5)	1
Foreign exchange and other	1
Ending balance	215	255
Stage Two [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	408	410
Transfer to Stage 1	(68)	(32)
Transfer to Stage 2	23	19
Transfer to Stage 3	(13)	(19)
Net remeasurement of loss allowance	59	24
Derecognitions and maturities	(20)	(18)
Total PCL	(19)	(26)
Foreign exchange and other		(13)
Ending balance	389	371
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	397	415
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	370	388
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	27	27
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	44	49
Transfer to Stage 2	(2)	(1)
Transfer to Stage 3	2	3
Net remeasurement of loss allowance	5	4
Total PCL	5	6
Write-offs	(4)	(7)
Recoveries of previous write-offs	3	2
Foreign exchange and other	(3)	(3)
Ending balance	45	47
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	144	137
Transfer to Stage 1	(4)	(4)
Transfer to Stage 2	(20)	(26)
Transfer to Stage 3	28	53
Net remeasurement of loss allowance	23	23
Total PCL	27	46
Write-offs	(84)	(66)
Recoveries of previous write-offs	54	17
Foreign exchange and other	(6)	(5)
Ending balance	135	129
Stage three [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	40	49
Net remeasurement of loss allowance	13	10
Total PCL	53	59
Write-offs	(76)	(82)
Recoveries of previous write-offs	23	23
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	209	234
Transfer to Stage 1	(1)	(1)
Transfer to Stage 2	(6)	(9)
Transfer to Stage 3	13	19
Net remeasurement of loss allowance	36	54
Total PCL	42	63
Write-offs	(31)	(50)
Recoveries of previous write-offs	9	8
Foreign exchange and other	(12)	(16)
Ending balance	$ 217	$ 239